INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current
State	$ (60,000)	$ (60,000)
Total current	(60,000)	(60,000)
Deferred
Federal	(12,233,641)	(7,800,350)
State	(2,764,638)	(2,633,146)
Total deferred	(14,998,279)	(10,433,496)
Change in valuation allowance	14,998,279	10,433,496
Total	$ (60,000)	$ (60,000)